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                            SUPPLEMENT TO PROSPECTUS
             FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                             SEPARATE ACCOUNT THREE
                            DATED SEPTEMBER 24, 1999


The prospectus is amended to reflect that the name of the product is Venture SPVL not Venture Plus SPVL.

                        SUPPLEMENT DATED OCTOBER 25, 1999


     SPVL.SUPP10/99